UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: September 30, 1999

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)       [ ] is a restatement.
                             [ ] adds new holdings entries.
Name:         Oechsle International Advisors, LLC
Address: One International Place
         23 rd Floor
         Boston, MA 02110

13F File Number:   28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:         James Record
Title:   Compliance Officer
Phone:   617-330-8844
Signature, Place, and date of signing:

    James P. Record     Boston, MA     November 8, 1999

Report Type (Check only one.):

[X] 13F Holding Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     4291,241,000.00


List of Other Included Managers:

    No.  13F File Number     Name

    01   28-6420        Soros Fund Management
    02   28-4528        Fleet Investment Advisors
    03   28-1190        Frank Russell Management

                                      FORM 13F INFORMATION TABLE
                       VALUE  SHARES/ SH/  PUT/INVSTMT OTHER             VOTING
AUTHORITY
NAME OF TITLECUSIP     (X$1000PRN AMT PRN  CALLDSCRETN MANAGERS  SOLE
SHAREDNONE

ASIA PULCOM  04516V100    3141  534707SH       SOLE                534707
DE RIGO COM  245334107     421   75000SH       SOLE                 75000
DIAMOND COM  25271C102    3871  116000SH       SOLE                116000
ECHO BAYCOM  278751102      47   24400SH       SOLE
 24400
ELF AQUICOM  286269105   31017  338526SH       SOLE                338526
GUCCI   COM  401566104  115089 1378319SH       DEFINED  02         786700
591619
INCO LTDCOM  453258402   13095  612673SH       SOLE                296963
315710
KOREA TECOM  50063P103  107345 2901239SH       DEFINED  02        2528564
372675
PLACER DCOM  725906101     359   24200SH       SOLE
 24200
PORTUGALCOM  737273102    1327   32128SH       DEFINED  02          32128
SCHLUMBECOM  806857108   12462  200000SH       SOLE                200000
TELEWESTCOM  87986P105    2417   59154SH       SOLE                 59154
CHINA COCOM  G2108N109     650   10000SH       SOLE                 10000